New accounting pronouncements	12 Months Ended
Dec. 31, 2025
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
The impact of the adoption of the new standards and amendments to standards that became effective as of January 1, 2025 is as follows:
IAS 21 ("The Effects of Changes in Foreign Exchange Rates") amendment on lack of exchangeability
On August 15, 2023, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendment to IAS 21)' that adds requirements for determining whether a currency can be exchanged for another currency (exchangeability) and defining how to determine the spot exchange rate to be used when it is not possible to exchange a currency for a long period of time. This change also requires the disclosure of information that allows understanding how the currency that cannot be exchanged for another currency affects, or is expected to affect, the financial performance, financial position and cash flows of the entity, in addition to the spot exchange rate used on the reporting date and how it was determined. The amendment is effective for annual reporting periods beginning on or after January 1, 2025. There is no material impact of the adoption of this amendment in the financial statements.
b) Standards issued but not yet effective
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.
Amendments IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures") regarding the classification and measurement of financial instruments
On May 30, 2024, the IASB issued ‘Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)'. These amendments intend to: i) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; ii) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; iii) add new disclosure requirements for instruments with contractual conditions that can change cash flows, like those linked to ESG targets; and iv) update the disclosure requirements for equity instruments designated at fair value through other comprehensive income, separating the fair value reserve into the fair value gains or losses of the investments derecognised and those held at the end of the period. These amendments apply at the date they become effective without restating the comparatives. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these amendments.
Amendments IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures") regarding the contracts referencing nature-dependent electricity
On December 18, 2024, the IASB issued ‘Contracts referencing nature-dependent electricity (Amendments to IFRS 9 and IFRS 7)'. These amendments intend to improve the report of the financial effects of nature-dependent electricity contracts, subject to variability of quantity generated because it is dependent of uncontrollable natural conditions. These amendments intend to: i) clarify the application of the “own use” exemption requirements of IFRS 9; ii) allow the application of hedge accounting when nature dependent electricity purchase contracts are designated as hedging instrument; and iii) add new disclosure requirements to IFRS 7 to better understand the impact of these contracts on entity’s the financial performance and cash flows. This amendment shall be applied retrospectively without restating prior periods, except for hedging designation, which shall be applied prospectively. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these amendments.
Annual Improvements – "Volume 11"
On July 18, 2024, the IASB issued ‘Annual Improvements to IFRS Accounting Standards — Volume 11'. The annual improvements intend to clarify application issues or correct inconsistencies in standards. This volume of improvements affects the following accounting standards: IFRS 1, IFRS 7, IFRS 9, IFRS 10 e IAS 7. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these improvements.
IFRS 18 Presentation and Disclosures in Financial Statements
On April 9, 2024, the IASB issued ‘IFRS 18 - Presentation and Disclosures in Financial Statements'. This new standard will replace the current IAS 1. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the statement of profit or loss, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss”. This standard also includes improvements to the disclosure of management performance measures including the reconciliation with the most similar specified subtotal in IFRS Accounting standards. This standard also enhances guidance on the principles of aggregation and disaggregation of information in the financial statements and respective notes, based on their shared characteristics. This standard applies retrospectively. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group is analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement), and disclosures of management performance measures.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
On May 9, 2024, the IASB issued ‘IFRS 19 Subsidiaries without Public Accountability: Disclosures'. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. A subsidiary is “Eligible” if (i) it does not have public accountability; and (ii) has a parent that prepares consolidated financial statements available for public use that comply with IFRS Accounting Standards. IFRS 19 can be applied by “Eligible” subsidiaries when preparing their own consolidated, separate or individual financial statements. Complete comparative information needs to be prepared under IFRS 19 unless any exemption applies. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of this standard.
Amendments to IFRS 19 ("Subsidiaries without Public Accountability: Disclosures")
On August 21, 2025, the IASB issued On August 21, 2025, the IASB issued ‘Amendments to IFRS 19: Disclosure Requirements’. The amendment aims to reduce disclosure requirements for changes to standards and new standards issued between February 2021 and May 2024, namely: IFRS 18: Presentation and Disclosure in Financial Statements; Amendments to IAS 7 – Supplier Finance Arrangements; IAS 12 – International Tax Reform – Pillar Two Model Rules; Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability. The presentation of complete comparative information is mandatory unless an exemption applies. The amendment is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of these amendments.
IAS 21 ("The Effects of Changes in Foreign Exchange Rates") amendment on translation to a hyperinflationary presentation currency
On November 13, 2025, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)'. This amendment specifies the conversion procedures for an entity whose presentation currency is that of a hyperinflationary economy. The entity applies the amendments if: (i) its functional currency is that of a non-hyperinflationary economy and it is translating its results and financial position to the presentation currency of a hyperinflationary economy; and (ii) it is translating to the currency of a hyperinflationary economy the results and financial position of a foreign operation whose functional currency is that of a non-hyperinflationary economy. Income statement and financial position must be translated into the presentation currency by translating all amounts (i.e., assets, liabilities, equity items, income, and expenses) at the spot exchange rate at the reporting date. Comparatives are also translated at the same exchange rate, except for the translation of a foreign operations, for which comparatives must be restated by applying the general price index, as provided for in IAS 29. The amendment is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of these amendments.